Income Taxes - Summary of Reconciliation of US Statutory Income Tax Rate to the Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	7.50%	7.40%
Federal and state research and development credits	3.70%	2.00%
Non-deductible items	(0.40%)	(1.30%)
Change in valuation allowance	(31.90%)	(29.30%)
Other	0.10%	0.20%
Effective income tax rate	0.00%	0.00%